Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INSURANCE TRUST
JPMorgan Insurance Trust Income Builder Portfolio
(All Share Classes)
(the “Portfolio”)
Supplement dated November 22, 2021
to the Summary Prospectuses and Prospectuses dated May 1, 2021, as supplemented
Effective immediately, the second paragraph of the “What are the Portfolio’s main investment strategies?” section of the JPMorgan Insurance Trust Income Builder Portfolio Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are below investment grade. With respect to below investment grade debt securities (known as junk bonds), the Portfolio currently expects to invest no more than 70% of its total assets in such securities. The Portfolio may also invest up to 35% of its total assets in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments). The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks, equity-linked notes (ELNs) and equity securities of real estate investment trusts (REITs). ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and are designed to offer a return linked to the underlying instruments within the ELN. In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. These include mortgage backed, mortgage-related and asset-backed securities, including collateralized mortgage obligations and principal-only (PO) and interest-only (IO) stripped mortgage-backed securities, dollar rolls, REITs, inflation-linked securities including Treasury Inflation Protected Securities (TIPS), when-issued securities and forward commitments. The Portfolio may invest in other investment companies including mutual funds and ETFs in the same group of investment companies (i.e., J.P. Morgan Funds) as well as investment companies that are managed by unaffiliated investment advisers (unaffiliated funds), including closed‑end funds and, for the limited purposes described below, market cap weighted index ETFs (passive ETFs) that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, underlying funds). Market‑cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition, effective immediately, the following risk will be included in “The Portfolio’s Main Investment Risks” section of the JPMorgan Insurance Trust Income Builder Portfolio’s Summary Prospectuses and Prospectuses:
Equity-Linked Notes Risk. Investing in ELNs may be more costly to the Portfolio than if the Portfolio had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Portfolio’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Portfolio’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Portfolio’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

JPMorgan Insurance Trust Income Builder Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INSURANCE TRUST
JPMorgan Insurance Trust Income Builder Portfolio
(All Share Classes)
(the “Portfolio”)
Supplement dated November 22, 2021
to the Summary Prospectuses and Prospectuses dated May 1, 2021, as supplemented
Effective immediately, the second paragraph of the “What are the Portfolio’s main investment strategies?” section of the JPMorgan Insurance Trust Income Builder Portfolio Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are below investment grade. With respect to below investment grade debt securities (known as junk bonds), the Portfolio currently expects to invest no more than 70% of its total assets in such securities. The Portfolio may also invest up to 35% of its total assets in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments). The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks, equity-linked notes (ELNs) and equity securities of real estate investment trusts (REITs). ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and are designed to offer a return linked to the underlying instruments within the ELN. In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. These include mortgage backed, mortgage-related and asset-backed securities, including collateralized mortgage obligations and principal-only (PO) and interest-only (IO) stripped mortgage-backed securities, dollar rolls, REITs, inflation-linked securities including Treasury Inflation Protected Securities (TIPS), when-issued securities and forward commitments. The Portfolio may invest in other investment companies including mutual funds and ETFs in the same group of investment companies (i.e., J.P. Morgan Funds) as well as investment companies that are managed by unaffiliated investment advisers (unaffiliated funds), including closed‑end funds and, for the limited purposes described below, market cap weighted index ETFs (passive ETFs) that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, underlying funds). Market‑cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition, effective immediately, the following risk will be included in “The Portfolio’s Main Investment Risks” section of the JPMorgan Insurance Trust Income Builder Portfolio’s Summary Prospectuses and Prospectuses:
Equity-Linked Notes Risk. Investing in ELNs may be more costly to the Portfolio than if the Portfolio had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Portfolio’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Portfolio’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Portfolio’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.